Long-Term Debt (Based on Stated Maturity Dates Rather than Early Redemption Dates that Could be Elected by Instrument Holders) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
2019		$ 3,607
2020		2,054
2021		5,279
2022		1,556
2023		1,682
Thereafter		20,931
Total		$ 35,109	$ 34,293
Weighted- average Coupon, 2019		3.23%
Weighted- average Coupon, 2020		2.80%
Weighted- average Coupon, 2021		3.64%
Weighted- average Coupon, 2022		3.02%
Weighted- average Coupon, 2023		3.41%
Weighted- average Coupon, Thereafter		4.51%
Unsecured Senior Notes
Debt Instrument [Line Items]
2019		$ 2,700
2020		1,000
2021		900
2022		1,500
2023		1,350
Thereafter		17,195
Total		24,645
Tax-Exempt Financings
Debt Instrument [Line Items]
2023		40
Thereafter		651
Total		691
Term Loans
Debt Instrument [Line Items]
2019	[1],[2]	336
2020	[1],[2]	35
2021	[1],[2]	3,035
2022	[1],[2]	34
2023	[1],[2]	273
Thereafter	[1],[2]	169
Total	[1],[2]	3,882
Credit facility borrowings
Debt Instrument [Line Items]
2021	[2]	73
Total	[2]	73
Secured Senior Notes
Debt Instrument [Line Items]
2019		17
2020		15
2021		17
2022		19
2023		16
Thereafter		278
Total		362
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts
Debt Instrument [Line Items]
Thereafter		10
Total		10
Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
2019		550
2020		1,000
2021		550
Total		2,100
Enhanced Junior Subordinated Notes
Debt Instrument [Line Items]
Thereafter		1,907
Total		1,907
Remarketable Subordinated Notes
Debt Instrument [Line Items]
2021		700
Thereafter		700
Total		1,400
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
2019		4
2020		4
2021		4
2022		3
2023		3
Thereafter		21
Total		39
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
2019		750
2020		700
2021		3,573
2023		650
Thereafter		2,217
Total		$ 7,890
Weighted- average Coupon, 2019		2.94%
Weighted- average Coupon, 2020		2.80%
Weighted- average Coupon, 2021		4.05%
Weighted- average Coupon, 2023		3.29%
Weighted- average Coupon, Thereafter		4.14%
Dominion Energy Gas Holdings, LLC | Unsecured Senior Notes
Debt Instrument [Line Items]
2019		$ 450
2020		700
2021		500
2023		650
Thereafter		2,217
Total		4,517
Dominion Energy Gas Holdings, LLC | Term Loans
Debt Instrument [Line Items]
2019	[2]	300
Total	[2]	3,300
Dominion Energy Gas Holdings, LLC | Credit facility borrowings
Debt Instrument [Line Items]
2021	[2]	73
Total	[2]	73
Virginia Electric and Power Company
Debt Instrument [Line Items]
2019		350
2022		750
2023		740
Thereafter		9,914
Total		$ 11,754
Weighted- average Coupon, 2019		5.00%
Virginia Electric and Power Company | Unsecured Senior Notes
Debt Instrument [Line Items]
2019		$ 350
2022		750
2023		700
Thereafter		9,290
Total		11,090
Virginia Electric and Power Company | Tax-Exempt Financings
Debt Instrument [Line Items]
2023		40
Thereafter		624
Total		664
Virginia Electric and Power Company | Term Loans
Debt Instrument [Line Items]
2021	[2]	$ 3,000

[1]	Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2018, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.
[2]	In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas and Dominion Energy’s Consolidated Balance Sheets at December 31, 2018.